12. Employee and Director Benefit Programs (Details 3) $ in Thousands	Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
2021	$ 353
2022	342
2023	342
2024	354
2025	370
Thereafter	$ 8,345